Warrant Liabilities (Details) - Schedule of Warrant Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Liabilities [Abstract]
Warrant liabilities	$ 11,980	$ 2,408,271